STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
AbbVie Savings Plan
Contributions
Employer	$ 384,684
Participant	468,482
Rollovers	82,234
Total contributions	935,400
Investment income
Net appreciation in fair value of investments	2,556,605
Interest and dividends	87,928
Net investment income	2,644,533
Interest income on notes receivable from participants	5,509
Total additions	3,585,442
Deductions
Benefits paid to participants	1,123,737
Other expenses	4,640
Total deductions	1,128,377
Net increase prior to transfers	2,457,065
Transfers to the Plan	107,054
NET INCREASE	2,564,119
Net assets available for benefits, Beginning of year	13,387,810
Net assets available for benefits, End of year	15,951,929
AbbVie Puerto Rico Savings Plan
Contributions
Employer	491
Participant	12,955
Rollovers	7,547
Total contributions	20,993
Investment income
Net appreciation in fair value of investments	114,351
Interest and dividends	10,745
Net investment income	125,096
Interest income on notes receivable from participants	510
Total additions	146,599
Deductions
Benefits paid to participants	31,513
Other expenses	394
Total deductions	31,907
NET INCREASE	114,692
Net assets available for benefits, Beginning of year	560,135
Net assets available for benefits, End of year	$ 674,827